Earnings Per Share - SBH (Schedule Of Weighted Average Shares) (Details) - shares shares in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Basic
Basic, weighted average shares	36.9	32.2	32.0
Diluted
Diluted, weighted average shares	37.0	32.2	32.0
HRG [Member]
Basic
Basic, weighted average shares		200.0	198.4
Basic, share conversion at 1 to 0.1613		32.2	32.0
Diluted
Diluted, weighted average shares		200.0	198.4
Diluted, share conversion at 1 to 0.1613		32.2	32.2